United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/18

Date of Reporting Period: Quarter ended 12/31/17

Item 1.	Schedule of Investments

Federated Clover Small Value Fund
Portfolio of Investments
December 31, 2017 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
		Consumer Discretionary—10.5%
234,800	[1]	Adtalem Global Education, Inc.	$9,873,340
117,925	[1]	Asbury Automotive Group, Inc.	7,547,200
111,600		Big Lots, Inc.	6,266,340
188,700		Caleres, Inc.	6,317,676
484,100	[1]	Crocs, Inc.	6,119,024
333,600	[1]	Gray Television, Inc.	5,587,800
110,350		Nexstar Media Group, Inc., Class A	8,629,370
237,275		Sinclair Broadcast Group, Inc.	8,980,859
104,700		Tenneco, Inc.	6,129,138
		TOTAL	65,450,747
		Consumer Staples—2.7%
326,250		Cott Corp.	5,435,325
80,000		Energizer Holdings, Inc.	3,838,400
244,700	[1]	Hostess Brands, Inc.	3,624,007
258,250	[1]	The Simply Good Foods Co.	3,682,645
		TOTAL	16,580,377
		Energy—8.8%
597,550	[1]	Callon Petroleum Corp.	7,260,232
305,525		Golar LNG Ltd.	9,107,700
865,750	[1]	Helix Energy Solutions Group, Inc.	6,527,755
170,475		PBF Energy, Inc.	6,043,339
385,625	[1]	Ring Energy, Inc.	5,360,188
775,850	[1]	SRC Energy, Inc.	6,618,001
385,975	[1]	Sandridge Energy, Inc.	8,132,493
164,325		US Silica Holdings, Inc.	5,350,422
		TOTAL	54,400,130
		Financials—30.8%
96,550		American Equity Investment Life Holding Co.	2,966,982
182,323		Argo Group International Holdings Ltd.	11,240,213
479,275		CNO Financial Group, Inc.	11,833,300
265,614		Chemical Financial Corp.	14,202,381
1,291,950		FNB Corp. (PA)	17,854,749
663,525		First Midwest Bancorp, Inc.	15,931,235
298,200	[1]	Flagstar Bancorp, Inc.	11,158,644
333,350		Heritage Insurance Holdings, Inc.	6,006,967
305,450		Hilltop Holdings, Inc.	7,737,048
221,350		Iberiabank Corp.	17,154,625
620,350		Invesco Mortgage Capital, Inc.	11,060,840
223,075		MB Financial, Inc.	9,931,299
871,775		OM Asset Management PLC	14,602,231
330,300	[1]	OneMain Holdings, Inc.	8,584,497
89,400		Popular, Inc.	3,172,806
607,325		Radian Group, Inc.	12,516,968
126,525		Sterling Bancorp	3,112,515
124,675		WSFS Financial Corp.	5,965,699
70,400		Wintrust Financial Corp.	5,798,848
		TOTAL	190,831,847
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—4.6%
144,650	[1]	Emergent Biosolutions, Inc.	$6,721,886
171,000	[1]	Horizon Pharma PLC	2,496,600
51,650	[1]	Livanova PLC	4,127,868
122,150	[1]	Medpace Holdings, Inc.	4,429,159
60,275	[1]	NuVasive, Inc.	3,525,485
30,525	[1]	Puma Biotechnology, Inc.	3,017,396
181,041	[1]	Wright Medical Group, Inc.	4,019,110
		TOTAL	28,337,504
		Industrials—12.4%
132,425	[1]	Atlas Air Worldwide Holdings, Inc.	7,766,726
59,300	[1]	Dycom Industries, Inc.	6,607,799
155,375		Greenbrier Cos., Inc.	8,281,487
87,225		Hyster-Yale Materials Handling, Inc.	7,428,081
81,550	[1]	KLX, Inc.	5,565,788
162,075		Kennametal, Inc.	7,846,051
170,375	[1]	MRC Global, Inc.	2,882,745
58,159		Unifirst Corp.	9,590,419
271,050		Wabash National Corp.	5,881,785
421,825	[1]	Welbilt, Inc.	9,917,106
131,525		Werner Enterprises, Inc.	5,083,441
		TOTAL	76,851,428
		Information Technology—9.9%
355,875	[1]	Benchmark Electronics, Inc.	10,355,962
263,500	[1]	CIENA Corp.	5,515,055
235,275		Evertec, Inc.	3,211,504
246,550	[1]	Insight Enterprises, Inc.	9,440,399
99,925	[1]	MaxLinear, Inc.	2,640,019
221,175	[1]	NetScout Systems, Inc.	6,734,779
440,550	[1]	Presidio, Inc.	8,445,343
493,775	[1]	TTM Technologies	7,737,454
178,875	[1]	WNS Holdings Ltd., ADR	7,178,254
		TOTAL	61,258,769
		Materials—3.8%
236,400		Carpenter Technology Corp.	12,054,036
160,075		Commercial Metals Corp.	3,412,799
259,575	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
255,675	[1]	Owens-Illinois, Inc.	5,668,315
146,375	[1]	PQ Group Holdings, Inc.	2,407,869
		TOTAL	23,543,019
		Real Estate—7.8%
291,675		Chesapeake Lodging Trust	7,901,476
1,131,400		Cousins Properties, Inc.	10,465,450
287,400		Healthcare Realty Trust, Inc.	9,231,288
180,775		Kite Realty Group Trust	3,543,190
500,675		Lexington Realty Trust	4,831,514
402,825		Washington Real Estate Investment Trust	12,535,914
		TOTAL	48,508,832
		Telecommunication Services—1.2%
324,325	[1]	Orbcomm, Inc.	3,301,628
398,175	[1]	Vonage Holdings Corp.	4,049,440
		TOTAL	7,351,068
2

Shares			Value
		COMMON STOCKS—continued
		Utilities—5.5%
149,100		Allete, Inc.	$11,087,076
163,600		El Paso Electric Co.	9,055,260
186,075		Spire, Inc.	13,983,536
		TOTAL	34,125,872
		TOTAL COMMON STOCKS (IDENTIFIED COST $498,311,372)	607,239,593
		INVESTMENT COMPANY—1.9%
12,040,694	[3]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.44%[4] (IDENTIFIED COST $12,039,852)	12,039,490
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $510,351,224)	619,279,083
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	362,160
		TOTAL NET ASSETS—100%	$619,641,243
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Affiliated holding.

Affiliated fund holdings are investment companies which are managed by Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2017	15,062,161
Purchases/Additions	55,238,986
Sales/Reductions	(58,260,453)
Balance of Shares Held 12/31/2017	12,040,694
Value	$12,039,490
Change in Unrealized Appreciation/Depreciation	$(958)
Net Realized Gain/(Loss)	$(2,501)
Dividend Income	$42,955
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
3

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$542,647,982	$—	$0	$542,647,982
International	64,591,611	—	—	64,591,611
Investment Company	12,039,490	—	—	12,039,490
TOTAL SECURITIES	$619,279,083	$—	$0	$619,279,083
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
5
Federated Prudent Bear Fund
Portfolio of Investments
December 31, 2017 (unaudited)
Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—49.9%
		Consumer Discretionary—3.3%
10,000		Las Vegas Sands Corp.	$694,900
12,500		McDonald's Corp.	2,151,500
115,000		Melco Resorts & Entertainment, ADR	3,339,600
		TOTAL	6,186,000
		Consumer Staples—0.6%
53,000	[1]	elf Beauty, Inc.	1,182,430
		Energy—4.7%
8,000	[1]	Concho Resources, Inc.	1,201,760
10,000	[1]	Diamondback Energy, Inc.	1,262,500
5,000		EOG Resources, Inc.	539,550
15,000		EQT Midstream Partners LP	1,096,500
60,000		Enterprise Products Partners LP	1,590,600
95,000	[1]	Independence Contract Drilling, Inc.	378,100
35,000	[1]	Parsley Energy, Inc.	1,030,400
4,000		Pioneer Natural Resources, Inc.	691,400
40,000		Williams Cos., Inc.	1,219,600
		TOTAL	9,010,410
		Financials—11.8%
141,500		Bank of America Corp.	4,177,080
11,200	[1]	Berkshire Hathaway, Inc.	2,220,064
7,500		BlackRock, Inc.	3,852,825
38,500		JPMorgan Chase & Co.	4,117,190
28,000		PNC Financial Services Group	4,040,120
66,000		Wells Fargo & Co.	4,004,220
		TOTAL	22,411,499
		Health Care—10.2%
12,000		Aetna, Inc.	2,164,680
15,000	[1]	Aimmune Therapeutics, Inc.	567,300
22,000	[1]	Centene Corp.	2,219,360
35,000	[1]	Express Scripts Holding Co.	2,612,400
15,400		Humana, Inc.	3,820,278
55,000		Pfizer, Inc.	1,992,100
8,000		Roche Holding AG	2,023,546
18,000		UnitedHealth Group, Inc.	3,968,280
		TOTAL	19,367,944
		Industrials—2.9%
55,000		Delta Air Lines, Inc.	3,080,000
37,000		Southwest Airlines Co.	2,421,650
		TOTAL	5,501,650
		Information Technology—8.6%
2,000	[1]	Alphabet, Inc., Class A	2,106,800
3,500	[1]	Alphabet, Inc., Class C	3,662,400
100,500		Cisco Systems, Inc.	3,849,150
50,000		Intel Corp.	2,308,000

Principal Amount, Shares or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
25,000	[1]	Micron Technology, Inc.	$1,028,000
5,500		Microsoft Corp.	470,470
63,000		Oracle Corp.	2,978,640
		TOTAL	16,403,460
		Materials—2.7%
50,000	[1]	Freeport-McMoRan, Inc.	948,000
70,000		HudBay Minerals, Inc.	619,809
45,000	[1]	Interfor Corp., Class A	756,086
23,000		Rio Tinto PLC, ADR	1,217,390
20,000		United States Steel Corp.	703,800
27,000		Warrior Met Coal, Inc.	679,050
70,000	[1]	Wesdome Gold Mines Ltd.	117,502
		TOTAL	5,041,637
		Real Estate—3.0%
8,000		Alexandria Real Estate Equities, Inc.	1,044,720
24,000		American Campus Communities, Inc.	984,720
16,000		DCT Industrial Trust, Inc.	940,480
10,000		Kilroy Realty Corp.	746,500
5,000		Public Storage, Inc.	1,045,000
15,000		Rayonier, Inc.	474,450
15,000		Weyerhaeuser Co.	528,900
		TOTAL	5,764,770
		Utilities—2.1%
12,000		American Water Works Co., Inc.	1,097,880
29,000		Aqua America, Inc.	1,137,670
11,000		Duke Energy Corp.	925,210
19,000		Southern Co.	913,710
		TOTAL	4,074,470
		TOTAL COMMON STOCKS (IDENTIFIED COST $87,546,144)	94,944,270
		PURCHASED PUT OPTION—0.0%
150	[1,2]	Aimmune Therapeutics, Inc., Notional Amount $567,300, Exercise Price $30.00, Expiration Date 1/19/2018 (IDENTIFIED COST $18,450)	0
		U.S. TREASURIES—52.1%
		U.S. Treasury Notes—52.1%
$80,000,000	[3]	United States Treasury Note, 1.125%, 1/31/2019	79,393,752
20,000,000		United States Treasury Note, 1.250%, 12/31/2018	19,888,282
		TOTAL U.S. TREASURIES (IDENTIFIED COST $99,958,018)	99,282,034
		TOTAL INVESTMENT IN SECURITIES—102.0% (IDENTIFIED COST $187,522,612)	194,226,304
		OTHER ASSETS AND LIABILITIES - NET—(2.0)%[4]	(3,771,927)
		TOTAL NET ASSETS—100%	$190,454,377

SECURITIES SOLD SHORT—(86.5)%
Shares		Value
	Broad Equity Index—(19.6)%
140,100	SPDR S&P 500 ETF Trust	$37,387,086
	Consumer Discretionary—(9.6)%
45,000	Altice USA, Inc.	955,350
3,000	Charter Communications, Inc.	1,007,880
8,000	Chipotle Mexican Grill, Inc.	2,312,240
65,000	Comcast Corp., Class A	2,603,250
1,000	Cracker Barrel Old Country Store, Inc.	158,890
3,500	Domino's Pizza, Inc.	661,360
13,000	Garmin Ltd.	774,410
30,000	Gildan Activewear, Inc.	969,000
50,000	Interpublic Group of Cos., Inc.	1,008,000
11,000	Kohl's Corp.	596,530
7,000	Magna International, Inc., Class A	396,690
35,000	Nike, Inc., Class B	2,189,250
30,000	Omnicom Group, Inc.	2,184,900
10,000	Target Corp.	652,500
15,000	Tenneco, Inc.	878,100
2,000	Tesla Motors, Inc.	622,700
23,500	Under Armour, Inc., Class A	339,105
	TOTAL	18,310,155
	Consumer Staples—(10.1)%
34,000	Conagra Brands, Inc.	1,280,780
80,000	Consumer Staples Select Sector SPDR Fund	4,551,200
7,000	Costco Wholesale Corp.	1,302,840
98,000	Coty, Inc., Class A	1,949,220
30,000	Kellogg Co.	2,039,400
33,300	Kraft Heinz Co./The	2,589,408
40,000	Kroger Co.	1,098,000
55,000	The Coca-Cola Co.	2,523,400
25,000	Walgreens Boots Alliance, Inc.	1,815,500
	TOTAL	19,149,748
	Energy—(7.7)%
109,000	Energy Select Sector SPDR	7,876,340
30,500	Exxon Mobil Corp.	2,551,020
25,000	Halliburton Co.	1,221,750
35,000	National Oilwell Varco, Inc.	1,260,700
26,000	Schlumberger Ltd.	1,752,140
	TOTAL	14,661,950
	Financials—(7.1)%
487,000	Financial Select Sector SPDR	13,592,170
	Health Care—(10.3)%
193,000	Health Care Select Sector SPDR Fund	15,957,240
34,500	iShares Nasdaq Biotechnology ETF	3,683,565
	TOTAL	19,640,805
	Industrials—(2.3)%
5,000	AGCO Corp.	357,150
20,000	CSX Corp.	1,100,200
5,000	Ingersoll-Rand PLC, Class A	445,950
14,000	Regal Beloit Corp.	1,072,400
16,000	Toro Co.	1,043,680

Shares		Value
	Industrials—continued
3,500	United Parcel Service, Inc.	$417,025
	TOTAL	4,436,405
	Information Technology—(14.9)%
85,000	Advanced Micro Devices, Inc.	873,800
4,000	Alliance Data Systems Corp.	1,013,920
14,000	Arrow Electronics, Inc.	1,125,740
6,000	ASML Holding N.V., ADR	1,042,920
370,000	Au Optronics Corp., ADR	1,539,200
12,000	Cirrus Logic, Inc.	622,320
20,000	Corning, Inc.	639,800
9,000	Electronic Arts, Inc.	945,540
3,000	F5 Networks, Inc.	393,660
5,000	Fidelity National Information Services, Inc.	470,450
35,000	Jabil, Inc.	918,750
4,000	MKS Instruments, Inc.	378,000
11,000	Qorvo, Inc.	732,600
7,000	Salesforce.com, Inc.	715,610
15,000	Seagate Technology PLC	627,600
2,000	ServiceNow, Inc.	260,780
11,000	Skyworks Solutions, Inc.	1,044,450
185,000	Technology Select Sector SPDR Fund	11,830,750
20,000	VanEck Vectors Semiconductor ETF	1,956,200
5,000	Workday, Inc.	508,700
15,000	Yelp, Inc.	629,400
	TOTAL	28,270,190
	Materials—(2.4)%
10,000	Domtar, Corp.	495,200
53,000	Materials Select Sector SPDR Trust	3,208,090
7,000	PPG Industries, Inc.	817,740
	TOTAL	4,521,030
	Real Estate—(2.0)%
14,500	Lamar Advertising Co.	1,076,480
16,000	Simon Property Group, Inc.	2,747,840
	TOTAL	3,824,320
	Utilities—(0.5)%
17,500	Utilities Select Sector SPDR Fund	921,900
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $155,144,580)	$164,715,759
At December 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
1S&P 500 E-Mini Index Short Futures	335	$44,823,000	March 2018	$(68,026)
The average notional value of short futures contracts held by the Fund throughout the period was $59,348,375. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Unrealized Depreciation on Futures Contracts and the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Assets, other than investments in securities, less liabilities.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2017, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2017	6,149,220
Purchases/Additions	45,568,904
Sales/Reductions	(51,718,124)
Balance of Shares Held 12/31/2017	0
Value	$0
Change in Unrealized Appreciation/Depreciation	NA
Net Realized Gain/(Loss)	NA
Dividend Income	$11,465
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evalutions for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$86,870,337	$—	$—	$86,870,337
International	6,050,387	2,023,546	—	8,073,933
Debt Securities:
U.S. Treasuries	—	99,282,034	—	99,282,034
Purchased Put Options	—	—	0	0
TOTAL SECURITIES	$92,920,724	$101,305,580	$0	$194,226,304
Other Financial Instruments
Assets
Securities Sold Short	$—	$—	$—	$—
Futures Contracts	—	—	—	—
Liabilities
Securities Sold Short	(164,715,759)	—	—	(164,715,759)
Futures Contracts	(68,026)	—	—	(68,026)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(164,783,785)	$—	$—	$(164,783,785)
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
6

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2018